Other Assets (Tables)	6 Months Ended
Jun. 30, 2023
Other Assets [Abstract]
Summary of Other Assets
Other assets (current and long-term) as of June 30, 2023 and December 31, 2022 are as follows (in thousands):

	June 30, 2023	December 31, 2022
Other current assets:
Non-trade receivables	$386	$1,385
Inventory	429	283

Total other current assets	$815	$1,668

Other assets:
Security deposit	$1,697	$1,364
Corporate tax receivable	3,581	5,472
Sales tax receivable	2,850	1,779
Contract costs	1,937	1,838

Total other assets	$10,065	$10,453